HELD-FOR-SALE (Restated) (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Impairment of vessel held-for-sale				$ 1,032	$ 0	$ 0
Proceeds from sale of equipment				18,987	0	0
Loss on disposal of vessel held-for-sale				(5,824)	0	$ 0
Total current assets		$ 280,746		267,034	280,746
Total current liabilities		(160,192)		(201,213)	(160,192)
Golar Eskimo | Disposal Group, Held-for-sale, Not Discontinued Operations
Long Lived Assets Held-for-sale [Line Items]
Restricted cash		0		3,618	0
Other receivables, prepaid expenses and accrued income		196		217	196
Inventories		266		572	266
Total current assets		462		4,407	462
Vessels and equipment, net		280,284		262,627	280,284
Total non-current assets		280,284		262,627	280,284
Total assets		280,746		267,034	280,746
Current portion of long-term debt		(13,074)		0	(13,074)
Short-term debt, net of deferred finance charges		0		(199,300)	0
Trade accounts payable		(419)		(844)	(419)
Accrued expenses		(786)		(1,019)	(786)
Amounts due to related parties		(366)		(50)	(366)
Total current liabilities		(14,645)		(201,213)	(14,645)
Long-term debt		(145,547)		0	(145,547)
Total non-current liabilities		(145,547)		0	(145,547)
Total liabilities		(160,192)		(201,213)	$ (160,192)
Final payment amount				$ 199,300
Vessels and equipment | LNG Abuja
Long Lived Assets Held-for-sale [Line Items]
Sale of vessel to third party			$ 19,000
Impairment of vessel held-for-sale			$ 1,000
Vessels and equipment | Golar Viking
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of equipment		135,000
Loss on disposal of vessel held-for-sale		$ (5,800)
Nigeria LNG Ltd | Vessels and equipment
Long Lived Assets Held-for-sale [Line Items]
Payments to acquire equipment	$ 20,000